Shared-based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of allocation of stock-based compensation
Presented below is the allocation of share-based compensation as recorded in our Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015 (in thousands).

	2017	2016	2015
Selling, general and administrative expenses	$38,292	$54,176	$79,928
Research and development expenses	4,197	2,440	2,388
Cost of revenues	7,660	2,040	2,241
Discontinued operations (Note 3)	—	1,113	14,231
Total share-based compensation expense	$50,149	$59,769	$98,788

Summary of activity under stock incentive plans
A summary of the activity for each of the years ended December 31, 2017, 2016 and 2015 is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (1)
Outstanding as of January 1, 2015	3,063,352	$40.15
Granted	794,757	$77.27
Exercised	(880,885)	$30.93
Forfeited	(201,397)	$72.24
Expired	(7,260)	$45.20
Outstanding as of December 31, 2015	2,768,567	$51.56
Granted	2,578,105	$35.45
Exercised	(62,589)	$31.19
Forfeited	(858,556)	$52.27
Expired	(100,318)	$60.71
Outstanding as of December 31, 2016	4,325,209	$41.70
Granted	5,288,675	$10.42
Forfeited	(623,987)	$28.32
Expired	(741,767)	$40.29
Outstanding as of December 31, 2017	8,248,130	$22.79	7.87	$493,979
Vested and expected to vest as of December 31, 2017	7,633,410	$23.46	7.76	$435,456
Exercisable as of December 31, 2017	1,826,250	$42.39	3.99	$—

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(1)
The intrinsic value of a stock option is the excess, if any, of the closing price of the Company’s ordinary shares on the last trading day of the fiscal year over the exercise price. The aggregate intrinsic values presented in the table above represent sum of the intrinsic values of all corresponding stock options that are “in-the-money.”

Stock option assumption
The weighted average grant date fair value of the stock options granted in the years ended December 31, 2017, 2016 and 2015 was $4.73, $11.46 and $21.09 per option, respectively, determined using the following average assumptions:

	2017	2016	2015
Expected term (years)	4.0	4.0	4.0
Risk-free interest rate	1.7%	1.1%	1.3%
Dividend yield	—	—	—
Expected volatility	58%	43%	32%

Summary of restricted and performance stock units activity
A summary of our nonvested RSUs and PSUs for the years ended December 31, 2017, 2016 and 2015 is presented below:

	Number of Shares	Aggregate Intrinsic Value (1)
Nonvested as of January 1, 2015	1,654,753
Granted	927,214
Forfeited	(251,351)
Vested	(523,763)
Nonvested as of December 31, 2015	1,806,853
Granted	1,582,429
Forfeited	(975,994)
Vested	(728,228)
Nonvested as of December 31, 2016	1,685,060
Granted	4,168,477
Forfeited	(552,981)
Vested	(575,883)
Nonvested as of December 31, 2017	4,724,673	$36,616,216
Vested and expected to vest as of December 31, 2017	4,337,839	$33,618,256

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(1)
The aggregate intrinsic values of RSUs and PSUs presented in the table above are calculated by multiplying the closing price of the Company’s ordinary shares on the last trading day of the fiscal year by the corresponding number of RSUs and PSUs.